Application of New and Revised International Financial Reporting Standards As Issued By The International Accounting Standards Board - Summary of Anticipated Impact on Assets, Liabilities and Equity (Detail)
$ in Thousands, $ in Thousands
	Jan. 01, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets - current			$ 213,638	$ 6,539,467	$ 472,340
Other current assets			123,273	3,773,384	2,482,010
Long-term prepayments for lease			351,677	10,764,835	8,851,330
Property, plant and equipment			7,010,539	214,592,588	135,168,406
Investment properties			252,806	7,738,379	8,119,436
Other financial assets - non-current			34,116	1,044,294	1,170,500
Other intangible assets			1,009,399	30,897,700	1,406,865
Total assets			17,447,301	534,061,927	363,922,272
Other current liabilities			195,497	5,984,156	4,644,566
Other current liabilities - non-current			44,799	1,371,302	1,210,590
Total liabilities			10,291,865	315,034,005	$ 162,612,085
IAS 17 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets - current			213,638	6,539,467
Other current assets			123,273	3,773,384
Long-term prepayments for lease			351,677	10,764,835
Property, plant and equipment			7,010,539	214,592,588
Investment properties			252,806	7,738,379
Other financial assets - non-current			34,116	1,044,294
Other intangible assets			1,009,399	30,897,700
Total assets			8,995,448	275,350,647
Other current liabilities			195,497	5,984,156
Other current liabilities - non-current			44,799	1,371,302
Total liabilities			240,296	7,355,458
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets - current			(1)	(31)
Other current assets			(12,578)	(385,014)
Long-term prepayments for lease			(351,677)	(10,764,835)
Property, plant and equipment			(9,052)	(277,079)
Right-of-use assets			350,349	10,724,198
Investment properties			215,591	6,599,225
Other financial assets - non-current			(90)	(2,747)
Other intangible assets			(1,949)	(59,667)
Total assets			190,593	5,834,050
Obligation under leases - current			16,010	490,085
Other current liabilities			(560)	(17,144)
Obligation under leases - non-current			182,884	5,598,071
Other current liabilities - non-current			(7,741)	(236,962)
Total liabilities			$ 190,593	$ 5,834,050
Non adjusting event [member] | IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other financial assets - current	$ 213,637	$ 6,539,436
Other current assets	110,695	3,388,370
Property, plant and equipment	7,001,487	214,315,509
Right-of-use assets	350,349	10,724,198
Investment properties	468,397	14,337,604
Other financial assets - non-current	34,026	1,041,547
Other intangible assets	1,007,450	30,838,033
Total assets	9,168,041	281,184,697
Obligation under leases - current	16,010	490,085
Other current liabilities	194,937	5,967,012
Obligation under leases - non-current	182,884	5,598,071
Other current liabilities - non-current	37,058	1,134,340
Total liabilities	$ 430,889	$ 13,189,508